Self Administration Transaction - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($)	Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020	Jun. 28, 2019
Identifiable Assets Acquired at Fair Value
Cash and cash equivalents						$ 36,443
Restricted cash						94,999
Land						975,000
Building	$ 298,341,568		$ 371,507,610			5,389,000
Site Improvements						136,000
Equipment, furniture and fixtures						651,000
Investments in Managed REITs						5,600,000
Other assets						1,084,629
Intangibles - customer relationships						1,600,000
Trademarks						19,800,000
Intangibles - management contracts						24,900,000
'Total assets acquired	308,795,566	[1]	411,931,646	[1]		60,267,071
Identifiable Liabilities Assumed at Fair Value
Debt						19,219,126
Accounts payable and accrued expenses						722,286
Deferred tax liabilities, net						7,415,654
'Total liabilities assumed						27,357,066
Net identifiable assets acquired						32,910,005
Goodwill	$ 53,643,331		$ 53,643,331		$ 53,643,331	78,372,980
Non-controlling interest related to consolidated Tenant Protection Programs joint ventures						(21,800)
Net assets acquired						$ 111,261,185

[1]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.